Share-Based Compensation - Schedule of Restricted-Based Share Activity (Details) - Restricted Stock Units - $ / shares			12 Months Ended
	Dec. 14, 2020	Dec. 04, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Shares
Granted (in shares)			1,000,000	8,000,000	800,000
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)			$ 14.42	$ 10.90	$ 9.95
2021-2023 Long Term Incentive Plan
Restricted Shares
Nonvested, beginning balance (in shares)			5,443,197
Granted (in shares)	120,000		1,464,305
Forfeited (in shares)			(396,086)
Vested (in shares)	(17,000)		(2,141,337)
Nonvested, ending balance (in shares)			4,370,079	5,443,197
Weighted Average Grant-Date Fair Value
Nonvested, beginning balance (in dollars per share)			$ 10.95
Granted (in dollars per share)	$ 10.96	$ 11.43	16.71
Forfeited (in dollars per share)			11.88
Vested (in dollars per share)			11.59
Nonvested, ending balance (in dollars per share)			$ 11.72	$ 10.95